Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Assets
Cash and cash equivalents (Note 2e)	$ 33,596	$ 20,535
Prepaids and deposits	1,934	1,548
Other receivables (Note 7)	855	1,308
Total current assets	36,385	23,391
Intangible assets (Note 14)	61	65
Total assets	36,446	23,456
Liabilities
Accounts payable and accrued liabilities (Note 8)	3,800	2,621
Total current liabilities	3,800	2,621
Warrant derivative (Note 12)	3,160	0
Total liabilities	6,960	2,621
Shareholders' Equity
Common shares (Note 9)	100,924	83,671
Contributed surplus (Notes 10 and 11)	9,486	7,926
Accumulated other comprehensive income	57	171
Deficit	(80,981)	(70,933)
Total equity	29,486	20,835
Total equity and liabilities	$ 36,446	$ 23,456